SUPPLEMENTAL CASH FLOW INFORMATION - Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Net interest paid (received)	$ 689	$ 1,024	$ 677
Net income taxes paid (received)	$ 44	$ 162	$ 52